Note 10 - Share-based Payments - Options Outstanding (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018 $ / shares	Sep. 30, 2019 $ / shares	Sep. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares	Sep. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares	Sep. 30, 2018 $ / shares
Statement Line Items [Line Items]
Balance, number of options	3,886,000	6,804,000	3,999,000
Balance, weighted average exercise price (in CAD per share)	$ 0.21	$ 0.21	$ 0.21
Balance, weighted average remaining contract life (Year)	2 years 281 days	1 year 281 days	2 years 186 days	2 years 281 days
Forfeited, number of options		(1,092,000)	(113,000)
Balance, number of options	3,886,000	6,804,000	3,999,000	3,999,000	6,762,000	6,804,000	3,886,000
Granted, number of options	2,920,000	1,050,000
Granted, weighted average exercise price (in CAD per share)	$ 0.07	$ 0.08
Expired, number of options	(2,000)
Expired, weighted average exercise price (in CAD per share)	$ 0.23
Forfeited, weighted average exercise price (in CAD per share)		$ 0.22
Balance, number of options	6,804,000	6,762,000	3,886,000	3,999,000
Balance, weighted average exercise price (in CAD per share)	$ 0.21	$ 0.13	$ 0.21	$ 0.21
Options exercisable, number of options					6,187,000	4,566,000	3,549,125
Options exercisable, weighted average exercise price (in CAD per share)					$ 0.13	$ 0.19	$ 0.21